UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 03/31/2015

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 03/31/2015

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
-----------	----------------	---------	------------
COMMERCIAL PAPER --- 53.55%
$1,500,000 Southern Company Funding Corporation	04/01/2015	0.22%	$1,500,000
315,000 Stanley Black & Decker, Inc.	04/02/2015	0.35%	314,997
800,000 Southern Company Funding Corporation	04/06/2015	0.22%	799,976
1,000,000 Prudential plc	04/07/2015	0.20%	999,967
1,000,000 Stanley Black & Decker, Inc.	04/07/2015	0.34%	999,943
1,000,000 UnitedHealth Group Incorporated	04/07/2015	0.22%	999,963
250,000 Wisconsin Gas Company	04/07/2015	0.12%	249,995
1,000,000 McCormick & Company, Incorporated	04/08/2015	0.20%	999,961
1,246,000 McCormick & Company, Incorporated	04/08/2015	0.20%	1,245,952
1,500,000 Ralph Lauren Corporation	04/08/2015	0.22%	1,499,936
750,000 Southern Company Funding Corporation	04/08/2015	0.24%	749,965
600,000 Baxter International Inc.	04/09/2015	0.58%	599,924
675,000 Wisconsin Electric Power Company	04/09/2015	0.19%	674,971
800,000 UnitedHealth Group Incorporated	04/10/2015	0.22%	799,956
2,250,000 Wisconsin Electric Power Company	04/10/2015	0.15%	2,249,916
250,000 Stanley Black & Decker, Inc.	04/13/2015	0.35%	249,971
457,000 Rockwell Collins, Inc.	04/14/2015	0.43%	456,931
543,000 Rockwell Collins, Inc.	04/14/2015	0.51%	542,902
300,000 Stanley Black & Decker, Inc.	04/14/2015	0.35%	299,962
263,000 Sherwin-Williams Company (The)	04/16/2015	0.30%	262,967
1,500,000 Rockwell Collins, Inc.	04/17/2015	0.43%	1,499,720
500,000 Cigna Corporation	04/20/2015	0.31%	499,918
1,612,000 Sherwin-Williams Company (The)	04/20/2015	0.30%	1,611,745
434,000 Cigna Corporation	04/22/2015	0.25%	433,937
366,000 Cigna Corporation	04/22/2015	0.25%	365,947
650,000 Rockwell Collins, Inc.	04/23/2015	0.40%	649,841
1,475,000 Aetna Inc.	04/27/2015	0.41%	1,474,574
650,000 Sherwin-Williams Company (The)	04/28/2015	0.34%	649,834
2,000,000 V.F. Corporation	04/29/2015	0.41%	1,999,378
500,000 UnitedHealth Group Incorporated	05/04/2015	0.27%	499,876
250,000 UnitedHealth Group Incorporated	05/04/2015	0.25%	249,943
1,000,000 V.F. Corporation	05/18/2015	0.49%	999,373
300,000 UnitedHealth Group Incorporated	05/22/2015	0.27%	299,885
448,000 UnitedHealth Group Incorporated	05/26/2015	0.28%	447,808
1,750,000 Toyota Motor Credit Corporation	05/29/2015	0.20%	1,749,436
778,000 ConocoPhillips Qatar Funding Ltd.	06/05/2015	0.15%	777,789
291,000 ConocoPhillips Qatar Funding Ltd.	06/05/2015	0.15%	290,921
744,000 ConocoPhillips Qatar Funding Ltd.	06/05/2015	0.15%	743,798
1,500,000 PNC Bank, N.A.	06/05/2015	0.25%	1,499,323
200,000 PNC Bank, N.A.	06/08/2015	0.21%	199,921
387,000 PNC Bank, N.A.	06/22/2015	0.26%	386,771
381,000 Nordea Bank AB	06/25/2015	0.18%	380,838
250,000 Prudential plc	07/10/2015	0.20%	249,861
1,199,000 Prudential plc	07/31/2015	0.21%	1,198,154
			-----------
TOTAL COMMERCIAL PAPER			35,656,746
			-----------
CORPORATE NOTES --- 16.32%
869,000 Wells Fargo & Company, 3.625%	04/15/2015	0.32%	870,117
600,000 Royal Bank of Canada, 0.4626%(a)	04/29/2015	0.24%	600,105
1,883,000 Citigroup Inc., 4.875%	05/07/2015	0.62%	1,891,099
2,610,000 American Express Credit
Corporation, 1.75%	06/12/2015	0.42%	2,616,915
500,000 American Express Credit
Corporation, 1.3677%	06/12/2015	0.31%	501,055
3,000,000 JPMorgan Chase & Co., 3.40%	06/24/2015	0.43%	3,020,324
363,000 General Electric Capital
Corporation, 5.00%	07/15/2015	0.26%	367,923
1,000,000 Coca-Cola Company (The), 0.2716%(a)	09/01/2015	0.23%	1,000,180
			-----------
TOTAL CORPORATE NOTES			10,867,718
			-----------
U.S. GOVERNMENT AGENCY SECURITIES --- 26.97%
141,000 Freddie Mac	04/01/2015	0.11%	141,000

168,000 Freddie Mac	04/06/2015	0.10%	167,998
910,000 Freddie Mac	04/06/2015	0.05%	909,994
202,000 Federal Home Loan Banks	04/09/2015	0.09%	201,996
272,000 Freddie Mac	04/20/2015	0.15%	271,978
177,000 Freddie Mac	04/20/2015	0.10%	176,991
800,000 Federal Home Loan Banks	04/24/2015	0.10%	799,949
275,000 Federal Home Loan Banks	04/24/2015	0.08%	274,986
500,000 Freddie Mac	05/05/2015	0.06%	499,972
904,000 Federal Home Loan Banks	05/13/2015	0.06%	903,937
400,000 Federal Home Loan Banks	05/19/2015	0.17%	399,909
805,000 Federal Home Loan Banks	06/03/2015	0.08%	804,887
355,000 Federal Home Loan Banks	06/05/2015	0.08%	354,949
1,250,000 Federal Farm Credit Banks, 0.10%(a)	07/15/2015	0.10%	1,250,000
2,000,000 Federal Farm Credit Banks, 0.20%(a)	08/03/2015	0.16%	2,000,282
800,000 Fannie Mae, 0.45%(a)	08/24/2015	0.13%	801,039
1,000,000 Federal Farm Credit Banks, 0.166%(a)	10/01/2015	0.12%	1,000,206
4,500,000 Federal Home Loan Banks, 0.21%(a)	10/01/2015	0.14%	4,501,470
2,500,000 Federal Farm Credit Banks, 0.166%(a)	11/04/2015	0.12%	2,500,743
			-----------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES			17,962,286
			-----------
CERTIFICATE OF DEPOSIT --- 3.00%
2,000,000 Bank of Montreal, 0.2545%(a)	07/14/2015	0.21%	2,000,258
			-----------
TOTAL SECURITY HOLDINGS - 99.84%			66,487,008
			-----------

OTHER ASSETS, NET OF
LIABILITIES - 0.16%			108,525
			-----------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100.00%			$66,595,533
			-----------
			-----------

(a) Variable rate security - interest rate subject to periodic change.

As of March 31, 2015, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

  Level 1 – quoted prices in active markets for identical investments

    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
----------------	---------------
Level 1 -
None	--
Level 2 -

Commercial Paper	35,656,746
Corporate Notes	10,867,718
Certificate of Deposit	2,000,258
U.S. Government Agency Securities	17,962,286
Level 3 -
None	--
-----------
Total	$66,487,008
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/12/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/12/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/12/2015